Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest Rate Swaps 1 [Member]
Interest rate swaps
Notional Amount	$ 100,000
Fixed Interest Rate	3.847%
Termination Date	Jan. 04, 2012
Fair Value	30
Interest Rate Swaps 2 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.851%
Termination Date	Jan. 04, 2012
Fair Value	30
Interest Rate Swaps 3 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.856%
Termination Date	Jan. 04, 2012
Fair Value	30
Interest Rate Swaps 4 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.726%
Termination Date	Jan. 08, 2012
Fair Value	152
Interest Rate Swaps 5 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.5065%
Termination Date	Jan. 16, 2012
Fair Value	281
Interest Rate Swaps 6 [Member]
Interest rate swaps
Notional Amount	250,000
Fixed Interest Rate	5.0185%
Termination Date	May 30, 2012
Fair Value	4,509
Interest Rate Swaps 7 [Member]
Interest rate swaps
Notional Amount	150,000
Fixed Interest Rate	5.025%
Termination Date	May 30, 2012
Fair Value	2,709
Interest Rate Swaps 8 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	4.6845%
Termination Date	Sep. 11, 2012
Fair Value	5,574
Interest Rate Swaps 9 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.352%
Termination Date	Oct. 23, 2012
Fair Value	2,161
Interest Rate Swaps 10 [Member]
Interest rate swaps
Notional Amount	125,000
Fixed Interest Rate	4.3745%
Termination Date	Nov. 23, 2012
Fair Value	4,104
Interest Rate Swaps 11 [Member]
Interest rate swaps
Notional Amount	75,000
Fixed Interest Rate	4.38%
Termination Date	Nov. 23, 2012
Fair Value	2,466
Interest Rate Swaps 12 [Member]
Interest rate swaps
Notional Amount	150,000
Fixed Interest Rate	5.02%
Termination Date	Nov. 30, 2012
Fair Value	5,900
Interest Rate Swaps 13 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	2.242%
Termination Date	Feb. 28, 2013
Fair Value	3,550
Interest Rate Swaps 14 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.023%
Termination Date	May 30, 2013
Fair Value	5,952
Interest Rate Swaps 15 [Member]
Interest rate swaps
Notional Amount	300,000
Fixed Interest Rate	5.242%
Termination Date	Aug. 06, 2013
Fair Value	21,085
Interest Rate Swaps 16 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.038%
Termination Date	Aug. 30, 2013
Fair Value	6,967
Interest Rate Swaps 17 [Member]
Interest rate swaps
Notional Amount	50,000
Fixed Interest Rate	3.586%
Termination Date	Oct. 23, 2013
Fair Value	2,505
Interest Rate Swaps 18 [Member]
Interest rate swaps
Notional Amount	50,000
Fixed Interest Rate	3.524%
Termination Date	Oct. 23, 2013
Fair Value	2,451
Interest Rate Swaps 19 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.05%
Termination Date	Nov. 30, 2013
Fair Value	7,948
Interest Rate Swaps 20 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	2.07%
Termination Date	Dec. 19, 2013
Fair Value	5,080
Interest Rate Swaps 21 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.231%
Termination Date	Jul. 25, 2014
Fair Value	10,706
Interest Rate Swaps 22 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.231%
Termination Date	Jul. 25, 2014
Fair Value	10,707
Interest Rate Swaps 23 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	5.16%
Termination Date	Jul. 25, 2014
Fair Value	21,073
Interest Rate Swaps 24 [Member]
Interest rate swaps
Notional Amount	75,000
Fixed Interest Rate	5.0405%
Termination Date	Jul. 25, 2014
Fair Value	7,685
Interest Rate Swaps 25 [Member]
Interest rate swaps
Notional Amount	125,000
Fixed Interest Rate	5.0215%
Termination Date	Jul. 25, 2014
Fair Value	12,752
Interest Rate Swaps 26 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	2.621%
Termination Date	Jul. 25, 2014
Fair Value	4,436
Interest Rate Swaps 27 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.11%
Termination Date	Jul. 25, 2014
Fair Value	5,612
Interest Rate Swaps 28 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.258%
Termination Date	Jul. 25, 2014
Fair Value	5,968
Interest Rate Swaps 29 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	2.693%
Termination Date	Oct. 26, 2014
Fair Value	9,916
Interest Rate Swaps 30 [Member]
Interest rate swaps
Notional Amount	300,000
Fixed Interest Rate	3.447%
Termination Date	Aug. 08, 2016
Fair Value	27,728
Interest Rate Swaps 31 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.4285%
Termination Date	Aug. 19, 2016
Fair Value	18,401
Interest Rate Swaps 32 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.401%
Termination Date	Aug. 19, 2016
Fair Value	9,099
Interest Rate Swaps 33 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.50%
Termination Date	Aug. 30, 2016
Fair Value	19,048
Interest Rate Swaps 34 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.005%
Termination Date	Nov. 30, 2016
Fair Value	$ 7,613